A T B C | Fidelity 130/30 Large Cap Fund
Fund Summary Fund/Class: Fidelity® 130/30 Large Cap Fund/Fidelity Advisor® 130/30 Large Cap Fund A, T, B, C
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity 130/30 Large Cap Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity 130/30 Large Cap Fund		Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Dividend and interest expense on securities sold short	[1]	0.75%	0.75%	0.75%	0.75%
Remainder of other expenses		1.19%	1.21%	1.20%	1.17%
Total other expenses		1.94%	1.96%	1.95%	1.92%
Total annual operating expenses		2.76%	3.03%	3.52%	3.49%
[1]	Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T B C Fidelity 130/30 Large Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	838	645	855	452
3 years	1,382	1,253	1,380	1,071
5 years	1,950	1,886	2,026	1,812
10 years	3,487	3,579	3,544	3,765

Hold Shares
Expense Example, No Redemption A T B C Fidelity 130/30 Large Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	838	645	355	352
3 years	1,382	1,253	1,080	1,071
5 years	1,950	1,886	1,826	1,812
10 years	3,487	3,579	3,544	3,765

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 275% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
  Normally targeting long positions of 130% of its net assets, and short positions of 30% of its net assets.
  Seeking to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500® Index when allocating the fund's investments across industries.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.77%	September 30, 2009
Lowest Quarter Return	-19.41%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns A T B C Fidelity 130/30 Large Cap Fund	Past 1 year	Life of class		Inception Date
Class A Return Before Taxes	6.99%	(5.86%)	[1]	Mar. 31, 2008
Class A Return After Taxes on Distributions	6.91%	(5.90%)	[1]	Mar. 31, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.65%	(4.90%)	[1]	Mar. 31, 2008
Class T Return Before Taxes	9.36%	(5.61%)	[1]	Mar. 31, 2008
Class B Return Before Taxes	7.76%	(5.78%)	[1]	Mar. 31, 2008
Class C Return Before Taxes	11.76%	(5.38%)	[1]	Mar. 31, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	3.90%	[1]	Mar. 31, 2008
[1]	From March 31, 2008.